Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7. Related Party Transactions
Conyers Park and the Transactions
In
May 2019
, Conyers Park II Sponsor LLC, an affiliate of Centerview Capital Management, LLC, which was Conyer Park’s sponsor prior to the Merger (“CP Sponsor”) purchased
11,500,000
of Conyers Park’s Class B ordinary shares for an aggregate purchase price of $
25,000
in cash, or approximately $
0.002
per share. In
June 2019
, CP Sponsor transferred
25,000
 shares to each of four individuals, including a current member of the board of directors of the Company. At the time of the Closing, the
11,250,000
 shares of Conyers Park Class B common stock, par value $
0.0001
per share, then held by CP Sponsor and its directors automatically converted into shares of our Class A common stock. CP Sponsor also purchased
7,333,333
private placement warrants for a purchase

price of $
1.50
per whole warrant, or $
11,000,000
in the aggregate, in private placement transactions that occurred simultaneously with the closing of the Conyers Park’s initial public offering and related over-allotment option. As a result of the Closing, each private placement warrant entitles CP Sponsor to purchase one share of our Class A Common Stock at $
11.50
per share.
Concurrent with the execution of the Merger Agreement, Conyers Park entered into the subscription agreements with certain investors (collectively, the “Subscription Agreements”), pursuant to which, among other things, Conyers Park agreed to issue and sell in a private placement shares of Conyers Park Class A common stock for a purchase price of $10.00 per share. Certain of the Advantage Sponsors or their affiliates agreed to purchase an aggregate of 34,410,000 shares of Conyers Park Class A common stock. Conyers Park also entered into a stockholders agreement (the “Stockholders Agreement”) with CP Sponsor, Topco, and certain of the Advantage Sponsors and their affiliates (collectively, the “Stockholder Parties”). The Stockholders Agreement provides, among other things, that the Stockholder Parties agree to cast their votes such that the Company’s board of directors is constituted as set forth in the Stockholders Agreement and the Merger Agreement and will have certain rights to designate directors to the Company’s board of directors, in each case, on the terms and subject to the conditions therein. Additionally, Conyers Park entered into a Registration Rights Agreement with CP Sponsor, Topco, the Advantage Sponsors and their affiliates and the other parties thereto, pursuant to which the Company have agreed to register for resale certain shares of Class A common stock and other equity securities that are held by the parties thereto from time to time.
Overlapping Directors
Three members of the board of directors of Topco served as the members of the board of directors of a client of the Company. During the three months ended March 31, 2021, the Company recognized revenues of $1.0 million from this client. Accounts receivable from this client were less than $0.1 million as of March 31, 2021, and December 31, 2020, respectively.
From June 25, 2019 until October 28, 2020, a member of the board of directors of Topco served as a member of the board of directors of another client of the Company. During the three months ended March 31, 2020, the Company recognized revenues of $4.8 million from this client. Accounts receivable from this client were zero as of March 31, 2021 and December 31, 2020.
Until February 2, 2020, a member of the board of directors of Topco served as a member of the board of directors for a holding company of a client. During the three months ended March 31, 2020, the Company recognized revenues of $3.9 million, from this client. Accounts receivable from this client were zero as of March 31, 2021 and December 31, 2020.
Investment in Unconsolidated Affiliates
During the three months ended March 31, 2021 and 2020, the Company recognized revenues of $4.7 million and $4.8 million, respectively, from a parent company of an unconsolidated affiliate. Accounts receivable from this client were $2.5 million and $2.2 million as of March 31, 2021 and December 31, 2020, respectively.

13.	Related Party Transactions
Conyers Park and the Transactions
In May 2019, Conyers Park II Sponsor LLC, an affiliate of Centerview Capital Management, LLC, which was Conyer Park’s sponsor prior to the Merger (“CP Sponsor”) purchased 11,500,000 of Conyers Park’s Class B ordinary shares for an aggregate purchase price of $25,000 in cash, or approximately $0.002 per share. In June

2019, CP Sponsor transferred 25,000 shares to each of four individuals, including a current member of the board of directors of the Company. At the time of the Closing, the 11,250,000 shares of Conyers Park Class B common stock, par value $0.0001 per share, then held by CP Sponsor and its directors automatically converted into shares of our Class A common stock. CP Sponsor also purchased 7,333,333 private placement warrants for a purchase price of $1.50 per whole warrant, or $11,000,000 in the aggregate, in private placement transactions that occurred simultaneously with the closing of the Conyers Park’s initial public offering and related over-allotment option. As a result of the Closing, each private placement warrant entitles CP Sponsor to purchase one share of our Class A Common Stock at
 $11.50 per share.
Concurrent with the execution of the Merger Agreement, Conyers Park entered into the subscription agreements with certain investors (collectively, the “Subscription Agreements”), pursuant to which, among other things, Conyers Park agreed to issue and sell in a private placement shares of Conyers Park Class A common stock for a purchase price of $10.00 per share. Certain of the Advantage Sponsors or their affiliates agreed to purchase an aggregate of 34,410,000 shares of Conyers Park Class A common stock. Conyers Park also entered into a stockholders agreement (the “Stockholders Agreement”) with CP Sponsor, Topco, and certain of the Advantage Sponsors and their affiliates (collectively, the “Stockholder Parties”). The Stockholders Agreement provides, among other things, that the Stockholder Parties agree to cast their votes such that the Company’s board of directors is constituted as set forth in the Stockholders Agreement and the Merger Agreement and will have certain rights to designate directors to the Company’s board of directors, in each case, on the terms and subject to the conditions therein. Additionally, Conyers Park entered into a Registration Rights Agreement with CP Sponsor, Topco, the Advantage Sponsors and their affiliates and the other parties thereto, pursuant to which the Company have agreed to register for resale certain shares of Class A common stock and other equity securities that are held by the parties thereto from time to time.
Management Fees
The Company incurred $1.4 million, $5.5 million, and $5.5 million, in management fees to certain entities affiliated with or advised by CVC Capital Partners, Leonard Green & Partners, Bain Capital, Juggernaut Management, LLC, and Centerview Capital, L.P. for the years ended December 31, 2020, 2019, and 2018, respectively, which are included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss. As of the closing of the Transactions, the management service agreements were terminated other than certain provisions, which survive, related to indemnification and expense advancement.
Overlapping Directors
Until February 2, 2020, a member of the board of directors of Topco served as a member of the board of directors for a holding company of a client. During the years ended December 31, 2020, 2019, and 2018, the Company recognized revenues of $3.9 million, $41.8 million, and $43.0 million, respectively, from this client. Accounts receivable from this client were zero and $7.0 million as of December 31, 2020, and 2019, respectively.
Beginning October 28, 2020, three members of the board of directors of Topco served as the members of the board of directors of another client of the Company. During the year ended December 31, 2020, the Company recognized revenues of $0.2 million from this client. Accounts receivable from this client was less than $0.1 million as of December 31, 2020.

Until October 28, 2020, a member of the board of directors of Topco served as a member of the board of directors of another client of the Company since the appointment on June 25, 2019. During the years ended December 31, 2020 and 2019, the Company recognized revenues of $16.4 million and $5.4 million, respectively, from this client. Accounts receivable from this client was zero and $0.1 million as of December 31, 2020 and 2019, respectively.
Investment in Unconsolidated Affiliates
During the years ended December 31, 2020, 2019, and 2018, the Company recognized revenues of $19.6 million, $21.9 million, and $23.5 million, respectively, from the parent company of an investment in unconsolidated affiliates. Accounts receivable from this client were $2.2 million and $2.2 million as of December 31, 2020 and 2019, respectively.
Long-term Debt
Certain funds managed by CVC Credit Partners, which is part of the same network of companies providing investment management advisory services operating under the CVC brand as CVC Capital Partners, act as lenders under the Company’s New Term Loan Facility. As of December 31, 2020, the funds managed by CVC Credit Partners held $11.3 million of the aggregate principal outstanding under the New Term Loan Facility.
Prior to the Closing of the Transactions, the funds managed by CVC Credit Partners under the Company’s First Lien Term Loans and Second Lien Term Loans were $100.2 million and $31.1 million, respectively, as of December 31, 2019.
Intercompany Promissory Notes
Advantage Sales & Marketing Inc., an indirect wholly-owned subsidiary of the Company, entered into intercompany loan agreements with Topco, pursuant to which Topco has borrowed various amounts totaling $6.0 million from Advantage Sales & Marketing Inc. to facilitate the payment to certain former associates for their equity interests in Topco. On September 1, 2020, Advantage Sales & Marketing Inc. entered into a new intercompany loan agreement with Topco consolidating all outstanding amounts under the prior agreements. Pursuant to the new intercompany loan agreement Topco borrowed $6.0 million at an interest rate of 0.39% per annum. This loan matures on December 31, 2023 and is pre-payable
at any time without penalty.